SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of sponsored funds and Derivative financial instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives reflected in financial instruments held at fair value	$ 85,541,628	$ 75,547,082
Realized loss	$ 0	$ 0	$ 0
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Unrealized loss	$ 0	$ 0	$ 0
Stock Index Future Contracts and Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives reflected in financial instruments held at fair value	$ 0	$ 0